Change In Fair Value Of Contingent Consideration And Impairment Of Oncology Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
AMT Autologous CART Program [member]
Disclosure of fair value measurement of assets [line items]
Delayed Term	1 year
Al logenicCYAD 101CAR T program for mCRC [Member]
Disclosure of fair value measurement of assets [line items]
Delayed Term	1 year
AutologousCYAD 02CAR T program for r r AML MDS [Member]
Disclosure of fair value measurement of assets [line items]
Delayed Term	1 year
Contingent consideration and other financial liabilities [member]
Disclosure of fair value measurement of assets [line items]
Change in Fair value of the Contingent Consideration and Other Financial Liabilities	€ 14.7	€ 0.8